Expected Credit Losses (Details) - Schedule of Composition of Expected Credit Loss - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Composition Of Expected Credit Loss Abstract
Expense of allowances established for credit risk	$ 321,829	$ 418,416	$ 93,710
Expense of provisions for contingent loans	(53,875)	51,445	(5,132)
Recovery of written-off credits	(63,256)	(65,740)	(70,407)
Impairments for credit risk from financial assets at fair value through other comprehensive income	(2,754)	8,009	1,001
Total	$ 201,944	$ 412,130	$ 19,172